OTC-Q1

Quarterly Report
November 30, 2025
MFS®  Mid Cap Growth Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 9.3%
Axon Enterprise, Inc. (a)	479,513	$259,004,152
BWX Technologies, Inc.	688,050	123,078,384
Curtiss-Wright Corp.	243,543	137,428,880
Hexcel Corp.	1,120,888	85,445,292
Howmet Aerospace, Inc.	3,230,844	660,998,374
Melrose Industries PLC	7,112,717	56,053,722
Mirion Technologies, Inc. (a)	1,337,486	34,801,386
		$1,356,810,190
Apparel Manufacturers – 0.4%
Amer Sports, Inc. (a)	1,012,399	$37,590,375
VF Corp.	1,575,821	27,576,867
		$65,167,242
Automotive – 1.4%
ACV Auctions, Inc. (a)	3,075,389	$24,141,804
Carvana Co. (a)	494,746	185,282,377
		$209,424,181
Biotechnology – 2.6%
Exact Sciences Corp. (a)	3,676,635	$372,406,359
Broadcasting – 4.1%
Liberty Media Corp. (a)	511,318	$49,076,302
Spotify Technology S.A. (a)	453,142	271,373,149
TKO Group Holdings, Inc.	1,430,847	277,426,925
		$597,876,376
Brokerage & Asset Managers – 7.4%
Ares Management Co.	941,110	$147,613,103
Bullish (a)(l)	786,175	34,292,954
Carlyle Group, Inc.	3,532,881	192,648,001
LPL Financial Holdings, Inc.	800,512	285,014,292
NASDAQ, Inc.	2,611,865	237,470,766
Robinhood Markets, Inc. (a)	1,424,045	182,975,542
		$1,080,014,658
Business Services – 2.1%
CoStar Group, Inc. (a)	1,582,797	$108,896,433
Morningstar, Inc.	168,102	36,118,396
TransUnion	1,616,219	137,459,426
Verisk Analytics, Inc., “A”	81,313	18,301,117
		$300,775,372
Computer Software – 12.4%
Cadence Design Systems, Inc. (a)	652,722	$203,544,829
Cloudflare, Inc., “A” (a)	1,152,548	230,751,635
Constellation Software, Inc.	77,835	188,424,599
Datadog, Inc., “A” (a)	1,704,231	272,694,002
Figma, Inc. (a)(l)	244,692	8,801,571
Guidewire Software, Inc. (a)	1,897,261	409,770,431
Manhattan Associates, Inc. (a)	557,115	98,302,942
MongoDB, Inc. (a)	83,983	27,913,430
Netskope, Inc., “A” (a)	952,617	17,509,100
Okta, Inc. (a)	1,658,649	133,239,274
Pegasystems, Inc.	1,286,813	70,478,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
ServiceTitan, Inc., “A” (a)	270,008	$24,127,915
Tyler Technologies, Inc. (a)	87,940	41,298,383
Unity Software, Inc. (a)	1,940,934	82,528,514
		$1,809,385,373
Computer Software - Systems – 0.9%
Block, Inc., “A” (a)	504,291	$33,686,639
Seagate Technology Holdings PLC	254,148	70,320,210
Wix.com Ltd. (a)	260,291	24,912,452
		$128,919,301
Construction – 1.5%
Vulcan Materials Co.	729,132	$216,727,196
Consumer Products – 0.3%
ODDITY Tech Ltd. (a)	1,065,086	$46,075,620
Electrical Equipment – 1.1%
AMETEK, Inc.	131,496	$26,021,743
Hubbell, Inc.	101,115	43,624,045
Vertiv Holdings Co.	521,169	93,669,704
		$163,315,492
Electronics – 3.7%
ASM International N.V.	55,185	$30,368,526
Coherent Corp. (a)	563,894	92,625,229
Jabil Circuit, Inc.	354,533	74,703,648
Monolithic Power Systems, Inc.	370,616	343,994,653
		$541,692,056
Energy - Independent – 1.4%
Antero Resources Corp. (a)	926,855	$33,765,328
Expand Energy Corp.	1,338,242	163,171,847
		$196,937,175
Energy - Renewables – 0.4%
Bloom Energy Corp. (a)	190,773	$20,840,042
Generac Holdings, Inc. (a)	251,819	38,183,315
		$59,023,357
Engineering - Construction – 2.3%
EMCOR Group, Inc.	34,157	$21,008,946
Quanta Services, Inc.	667,580	310,344,590
		$331,353,536
Entertainment – 1.9%
Live Nation Entertainment, Inc. (a)	2,156,753	$283,505,182
Food & Beverages – 0.3%
Celsius Holdings, Inc. (a)	1,223,646	$50,096,067
Gaming & Lodging – 5.3%
Carnival Corp. (a)	2,776,488	$71,577,861
DraftKings, Inc. (a)	4,931,528	163,529,468
Hyatt Hotels Corp.	1,006,486	165,456,234
Royal Caribbean Cruises Ltd.	415,180	110,541,675
Sportradar Group AG (a)	3,643,288	80,152,336

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Viking Holdings Ltd. (a)	2,668,781	$178,221,195
		$769,478,769
Leisure & Toys – 5.7%
Roblox Corp., “A” (a)	3,505,457	$333,123,579
Take-Two Interactive Software, Inc. (a)	2,003,542	493,011,580
		$826,135,159
Machinery & Tools – 1.6%
Trimble, Inc. (a)	2,834,718	$230,802,740
Medical & Health Technology & Services – 1.3%
Charles River Laboratories International, Inc. (a)	455,652	$81,169,847
Tempus AI, Inc. (a)(l)	223,562	17,422,187
Veeva Systems, Inc. (a)	379,756	91,251,569
		$189,843,603
Medical Equipment – 10.2%
Agilent Technologies, Inc.	1,411,097	$216,603,390
Bio-Rad Laboratories, Inc., “A” (a)	278,278	90,401,391
Bio-Techne Corp.	1,802,620	116,287,016
Caris Life Sciences, Inc. (a)(l)	492,887	12,583,405
DexCom, Inc. (a)	504,487	32,019,790
Masimo Corp. (a)	1,643,450	234,076,584
Natera, Inc. (a)	1,417,224	338,447,263
Repligen Corp. (a)	822,965	140,743,474
STERIS PLC	605,645	161,271,151
Waters Corp. (a)	356,945	143,998,752
		$1,486,432,216
Metals & Mining – 1.0%
Cameco Corp.	1,700,149	$150,480,188
Natural Gas - Pipeline – 1.7%
Cheniere Energy, Inc.	1,165,873	$243,037,886
Network & Telecom – 0.4%
Ciena Corp. (a)	294,172	$60,072,864
Pharmaceuticals – 2.9%
Alnylam Pharmaceuticals, Inc. (a)	331,878	$149,753,310
Ascendis Pharma, ADR (a)	1,279,738	271,726,769
		$421,480,079
Pollution Control – 0.8%
GFL Environmental, Inc.	2,688,819	$122,260,600
Real Estate – 2.1%
CBRE Group, Inc., “A” (a)	1,930,823	$312,465,086
Restaurants – 3.1%
Aramark	2,485,660	$92,391,982
Cava Group, Inc. (a)	240,872	11,776,232
Performance Food Group Co. (a)	1,078,547	104,694,557
Wingstop, Inc.	909,649	240,811,380
		$449,674,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.3%
BJ's Wholesale Club Holdings, Inc. (a)	548,207	$48,916,511
Burlington Stores, Inc. (a)	747,119	188,445,825
Coupang, Inc. (a)	8,411,268	236,861,307
Floor & Decor Holdings, Inc., “A” (a)	529,780	33,704,604
Grab Holdings Ltd., “A” (a)	4,341,752	23,662,548
O'Reilly Automotive, Inc. (a)	2,217,358	225,505,308
Tapestry, Inc.	1,111,670	121,483,298
Tractor Supply Co.	613,381	33,601,011
		$912,180,412
Utilities - Electric Power – 2.8%
Vistra Corp.	2,315,677	$414,181,988
Total Common Stocks		$14,398,030,474

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	115,391	$0

Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.01% (v)	175,639,229	$175,674,356
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	21,835,928	$21,835,928

Other Assets, Less Liabilities – (0.1)%		(14,807,079)
Net Assets – 100.0%		$14,580,733,679

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $175,674,356 and
$14,419,866,402, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,823,795,329	$—	$—	$12,823,795,329
Canada	461,165,387	0	—	461,165,387
Denmark	271,726,769	—	—	271,726,769
Sweden	271,373,149	—	—	271,373,149
South Korea	236,861,307	—	—	236,861,307
Switzerland	80,152,336	—	—	80,152,336
Israel	70,988,072	—	—	70,988,072
United Kingdom	56,053,722	—	—	56,053,722
Finland	37,590,375	—	—	37,590,375
Other Countries	88,324,028	—	—	88,324,028
Investment Companies	197,510,284	—	—	197,510,284
Total	$14,595,540,758	$0	$—	$14,595,540,758
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2025, the value of securities loaned was $55,060,725. These loans were collateralized by cash of $21,835,928 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $34,357,878.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$141,358,889	$445,320,196	$411,018,057	$(3,998)	$17,326	$175,674,356

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,156,756	$—